Pension and Other Post-Employment Benefits (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 293	$ 374
Estimated Net Actuarial Loss And Net Prior Service Costs For The Plans That Will Be Amortized From Accumulated Other Comprehensive Income Into Net Benefit Plan Expense	(1)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 0
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.25%
Defined Benefit Plan, Actual Return on Plan Assets	$ 11	26
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Average Remaining Service Period Of Active Participates In Plan In Years	4 years
Pension and Other Postretirement Benefit Expense	$ 34	$ 34	$ 64
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.25%	6.50%	6.75%
Defined Benefit Plan, Actual Return on Plan Assets	$ 11	$ 26
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Average Remaining Service Period Of Active Participates In Plan In Years	13 years
Pension and Other Postretirement Benefit Expense	$ 14	$ 12	$ 11
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	24.00%	26.00%
Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	26.00%	24.00%
Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	44.00%	44.00%
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	6.00%	6.00%
Operating Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	$ 39	$ 36	60
General and Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	$ 9	$ 10	$ 15